UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)
Common Stocks 97.5%
Health Care 97.5%
Biotechnology 24.9%
Acorda Therapeutics, Inc.*	20,112	736,904
Alexion Pharmaceuticals, Inc.*	31,947	5,648,230
Alkermes PLC*	65,737	3,199,420
Alnylam Pharmaceuticals, Inc.* (a)	14,895	1,210,070
Amgen, Inc.	71,627	8,883,180
Anacor Pharmaceuticals, Inc.* (a)	116,163	2,207,097
Biogen Idec, Inc.*	30,397	10,355,650
BioMarin Pharmaceutical, Inc.*	44,485	3,603,285
Celgene Corp.*	53,949	8,672,302
Celldex Therapeutics, Inc.* (a)	39,842	1,164,183
Cubist Pharmaceuticals, Inc.* (a)	16,943	1,347,307
Galectin Therapeutics, Inc.* (a)	36,119	608,966
Gilead Sciences, Inc.*	174,097	14,413,491
Incyte Corp., Ltd.* (a)	62,319	4,004,619
Infinity Pharmaceuticals, Inc.*	22,797	357,457
InterMune, Inc.* (a)	26,343	791,344
Isis Pharmaceuticals, Inc.* (a)	14,805	755,055
Medivation, Inc.* (a)	19,495	1,401,885
Momenta Pharmaceuticals, Inc.*	81,933	1,212,608
Pharmacyclics, Inc.*	11,274	1,563,253
Puma Biotechnology, Inc.*	4,587	533,285
Regeneron Pharmaceuticals, Inc.*	15,245	5,068,962
Spectrum Pharmaceuticals, Inc.* (a)	90,098	752,318
TESARO, Inc.*	5,702	188,223
Ultragenyx Pharmaceutical, Inc.*	4,521	252,091
United Therapeutics Corp.* (a)	5,619	569,879
Vertex Pharmaceuticals, Inc.*	38,405	3,105,428

		82,606,492
Health Care Services 14.4%
Aetna, Inc.	61,400	4,464,394
AmerisourceBergen Corp.	40,767	2,766,041
Cardinal Health, Inc.	58,047	4,152,102
Catamaran Corp.*	53,807	2,425,619
Centene Corp.*	23,666	1,507,051
Cerner Corp.*	37,375	2,293,704
CIGNA Corp.	45,886	3,652,067
CVS Caremark Corp.	35,192	2,573,943
Express Scripts Holding Co.*	67,192	5,060,229
HCA Holdings, Inc.*	58,589	2,999,757
Humana, Inc.	14,484	1,628,871
McKesson Corp.	27,707	4,905,524
UnitedHealth Group, Inc.	91,322	7,056,451
Universal Health Services, Inc. "B"	27,703	2,223,997

		47,709,750
Life Sciences Tools & Services 5.0%
Agilent Technologies, Inc.	46,071	2,622,822
Analogic Corp.	8,392	791,030
Illumina, Inc.* (a)	24,461	4,194,817
PAREXEL International Corp.*	23,933	1,282,090
PerkinElmer, Inc.	34,531	1,564,945
Thermo Fisher Scientific, Inc.	37,937	4,724,674
Waters Corp.*	10,720	1,194,208

		16,374,586
Medical Supply & Specialty 14.2%
ArthroCare Corp.*	18,568	895,906
AtriCure, Inc.*	41,318	859,001
Baxter International, Inc.	51,930	3,609,135
Boston Scientific Corp.*	319,197	4,181,481
C.R. Bard, Inc.	13,638	1,966,054
CareFusion Corp.*	61,131	2,477,639
CONMED Corp.	45,327	2,113,145
Covidien PLC	64,012	4,605,663
DENTSPLY International, Inc.	19,522	885,908
HeartWare International, Inc.*	16,991	1,631,646
Hologic, Inc.* (a)	23,555	513,028
Insulet Corp.* (a)	37,082	1,758,058
Medtronic, Inc.	92,872	5,503,595
St. Jude Medical, Inc.	28,187	1,897,549
Stryker Corp.	49,084	3,938,500
SurModics, Inc.*	40,696	1,013,330
The Cooper Companies, Inc.	11,071	1,419,413
Thoratec Corp.*	29,867	1,109,260
Tornier NV*	48,947	939,782
Vascular Solutions, Inc.*	23,743	617,793
Volcano Corp.* (a)	41,913	899,453
Zeltiq Aesthetics, Inc.*	55,546	1,054,819
Zimmer Holdings, Inc.	33,247	3,119,899

		47,010,057
Pharmaceuticals 39.0%
Abbott Laboratories	117,970	4,692,847
AbbVie, Inc.	132,086	6,724,498
ACADIA Pharmaceuticals, Inc.* (a)	35,997	1,018,715
AcelRx Pharmaceuticals, Inc.*	28,000	320,040
Actavis PLC*	40,466	8,935,702
Aegerion Pharmaceuticals, Inc.* (a)	5,279	289,078
Aerie Pharmaceuticals, Inc.*	11,000	252,670
Allergan, Inc.	30,769	3,907,663
AstraZeneca PLC (ADR)	52,307	3,544,322
Auxilium Pharmaceuticals, Inc.*	30,393	934,585
Bayer AG (Registered)	24,721	3,508,232
BioDelivery Sciences International, Inc.* (a)	63,793	597,740
Bristol-Myers Squibb Co.	174,686	9,392,866
Eli Lilly & Co.	110,971	6,614,981
Endo Health Solutions, Inc.* (a)	12,144	969,334
Endocyte, Inc.* (a)	39,695	522,783
Forest Laboratories, Inc.*	71,030	6,930,397
Furiex Pharmaceuticals, Inc.*	13,923	1,288,295
Intercept Pharmaceuticals, Inc.*	800	328,400
Jazz Pharmaceuticals PLC*	3,594	546,090
Johnson & Johnson	98,733	9,095,284
Medicines Co.*	14,116	431,244
Merck & Co., Inc.	188,701	10,754,070
Mylan, Inc.*	87,000	4,834,590
Novartis AG (Registered)	49,955	4,164,267
NPS Pharmaceuticals, Inc.*	28,393	993,187
Perrigo Co. PLC	25,064	4,121,524
Pfizer, Inc.	284,643	9,139,887
Questcor Pharmaceuticals, Inc. (a)	6,708	407,511
Receptos, Inc.*	14,300	663,306
Roche Holding AG (Genusschein)	20,181	6,216,339
Sagent Pharmaceuticals, Inc.*	28,904	611,609
Salix Pharmaceuticals Ltd.*	18,482	1,994,578
Sanofi (ADR) (a)	56,630	2,935,699
Shire PLC (ADR)	16,438	2,714,736
Teva Pharmaceutical Industries Ltd. (ADR)	34,839	1,738,118
UCB SA	24,213	1,942,114
Valeant Pharmaceuticals International, Inc.*	27,134	3,930,632
Zoetis, Inc.	37,028	1,148,609

		129,156,542

Total Common Stocks (Cost $167,341,375)		322,857,427
Securities Lending Collateral 6.9%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $22,899,952)	22,899,953	22,899,952
Cash Equivalents 2.5%
Central Cash Management Fund, 0.06% (b) (Cost $8,409,796)	8,409,796	8,409,796

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,651,124) †	106.9	354,167,175
Other Assets and Liabilities, Net	(6.9)	(22,890,229)

Net Assets	100.0	331,276,946

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $199,083,729.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $155,083,446.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $156,225,969 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,142,523.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2014 amounted to $21,528,174, which is 6.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$82,606,492	$—	$—	$82,606,492
Health Care Services	47,709,750	—	—	47,709,750
Life Sciences Tools & Services	16,374,586	—	—	16,374,586
Medical Supply & Specialty	47,010,057	—	—	47,010,057
Pharmaceuticals	113,325,590	15,830,952	—	129,156,542
Short-Term Investments(d)	31,309,748	—	—	31,309,748
Total	$338,336,223	15,830,952	$—	$354,167,175

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014